Interest and UF Indexation Revenue and Expenses - Schedule of Gain Loss from Accounting Hedge (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income			$ 608
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income			(740)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	190,038	277,205	72,354
Gain from cash flow accounting hedges, Expense	266,878	338,551	112,322
Loss from cash flow accounting hedges, Income	(315,275)	(402,509)	(319,402)
Loss from cash flow accounting hedges, Expense	(215,166)	(297,234)	(75,275)
Net gain on hedge items, Income			(608)
Net gain on hedge items, Expense
Total, Income	(125,237)	(125,304)	(247,788)
Total, Expense	51,712	41,317	37,047
Interest [Member]
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income			608
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income			(740)
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	186,951	274,897	72,354
Gain from cash flow accounting hedges, Expense	266,878	338,551	112,322
Loss from cash flow accounting hedges, Income	(220,997)	(305,530)	(98,345)
Loss from cash flow accounting hedges, Expense	(215,166)	(297,234)	(75,275)
Net gain on hedge items, Income			(608)
Net gain on hedge items, Expense
Total, Income	(34,046)	(30,633)	(26,731)
Total, Expense	51,712	41,317	37,047
UF indexation [Member]
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	3,087	2,308
Gain from cash flow accounting hedges, Expense
Loss from cash flow accounting hedges, Income	(94,278)	(96,979)	(221,057)
Loss from cash flow accounting hedges, Expense
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(91,191)	(94,671)	(221,057)
Total, Expense